Redeemable Noncontrolling Interest	3 Months Ended
Mar. 31, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
11. Redeemable Noncontrolling Interest
The Company is party to a put and call option agreement with respect to the common securities that represent the remaining noncontrolling interest from a majority-owned subsidiary, which was established through a majority-owned international joint venture during the
three
months ended March
31
,
2021
. The put and call option agreement representing
20
% of the total outstanding noncontrolling equity interest of that subsidiary, may be exercised at the discretion of the noncontrolling interest holder by providing written notice to the Company beginning in
2026
and expiring in
2028
. The redemption value of the put and call option agreement is based on a multiple of the majority-owned subsidiary earnings before interest, taxes, depreciation and amortization subject to certain adjustments. The noncontrolling interest is subject to a put option that is outside of the Company’s control, and is presented as redeemable non-controlling
interest in the temporary equity section of the Condensed Consolidated Balance Sheets. The Company recorded its redeemable noncontrolling interest at fair value on the date of the related business combination transaction and recognizes changes in the redemption value at the end of each reporting period.
The carrying value of the redeemable noncontrolling interest was $1.9 million as of March 31, 2021.

(in thousands)	2021
Beginning Balance	$—
Fair value at acquisition	1,804
Net income attributable to redeemable noncontrolling interests	38
Foreign currency translation adjustment	31

Ending Balance	$1,873